Supplement to the
Fidelity® International Growth Fund and Fidelity® Total International Equity Fund
December 29, 2018
Prospectus

The following information supplements similar information for Fidelity® Total International Equity Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Sam Polyak (co-manager) has managed the fund since February 2019.

It is expected that Mr. Simnegar will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Polyak will assume co-manager responsibilities for Mr. Simnegar’s portion of the fund.

The following information supplements similar information for Fidelity® Total International Equity Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Sam Polyak is co-manager of Fidelity® Total International Equity Fund, which he has managed since February 2019. He also manages other funds. Since joining Fidelity Investments in 2010, Mr. Polyak has worked as a portfolio manager.

It is expected that Mr. Simnegar will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Polyak will assume co-manager responsibilities for Mr. Simnegar’s portion of the fund.

IGF-TIE-19-01 1.900378.113	February 22, 2019

Supplement to the
Fidelity® Emerging Markets Fund
Class K
December 29, 2018
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Investment Adviser” heading.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Sammy Simnegar (co-manager) has managed the fund since October 2012.

John Dance (co-manager) has managed the fund since February 2019.

It is expected that Mr. Simnegar will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Dance will assume sole portfolio manager responsibilities for the fund.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Sammy Simnegar is co-manager of the fund, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Simnegar has worked as an equity research analyst and portfolio manager.

John Dance is co-manager of the fund, which he has managed since February 2019. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dance has worked as a research analyst and portfolio manager.

It is expected that Mr. Simnegar will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Dance will assume sole portfolio manager responsibilities for the fund.

The following information replaces similar information found in the “Fund Management” section under the “Sub-Adviser(s)” heading.

FMRC, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing certain types of investments for the fund.

FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2017, FMR H.K. had approximately $18.2 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for the fund.

EMF-K-19-01 1.900365.108	February 22, 2019

Supplement to the
Fidelity's Targeted International Equity Funds®
December 29, 2018
Prospectus

The following information replaces similar information for Fidelity® Emerging Markets Fund found in the “Fund Summary” section under the “Investment Adviser” heading.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

The following information supplements similar information for Fidelity® Emerging Markets Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Sammy Simnegar (co-manager) has managed the fund since October 2012.

John Dance (co-manager) has managed the fund since February 2019.

It is expected that Mr. Simnegar will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Dance will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information for Fidelity® Emerging Markets Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Sammy Simnegar is co-manager of Fidelity® Emerging Markets Fund, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Simnegar has worked as an equity research analyst and portfolio manager.

John Dance is co-manager of Fidelity® Emerging Markets Fund, which he has managed since February 2019. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dance has worked as a research analyst and portfolio manager.

It is expected that Mr. Simnegar will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Dance will assume sole portfolio manager responsibilities for the fund.

The following information replaces similar information for Fidelity® Emerging Markets Fund found in the “Fund Management” section under the “Investment Adviser” heading.

FMRC, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity® Canada Fund and Fidelity® Latin America Fund. FMRC has day-to-day responsibility for choosing certain types of investments for Fidelity® Emerging Markets Fund. FMRC may provide investment advisory services for Fidelity® China Region Fund, Fidelity® Emerging Asia Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, Fidelity® Japan Smaller Companies Fund, Fidelity® Nordic Fund, and Fidelity® Pacific Basin Fund.

FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2017, FMR H.K. had approximately $18.2 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity® China Region Fund, Fidelity® Emerging Asia Fund, and Fidelity® Pacific Basin Fund. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for Fidelity® Emerging Markets Fund. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Canada Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, Fidelity® Japan Smaller Companies Fund, Fidelity® Latin America Fund, and Fidelity® Nordic Fund. FMR H.K. is an affiliate of the Adviser.

TIF-19-01 1.483702.202	February 22, 2019

Supplement to the
Fidelity® Total International Equity Fund
Class A, Class M, Class C, Class I and Class Z
December 29, 2018
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Sam Polyak (co-manager) has managed the fund since February 2019.

It is expected that Mr. Simnegar will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Polyak will assume co-manager responsibilities for Mr. Simnegar’s portion of the fund.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Sam Polyak is co-manager of the fund, which he has managed since February 2019. He also manages other funds. Since joining Fidelity Investments in 2010, Mr. Polyak has worked as a portfolio manager.

It is expected that Mr. Simnegar will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Polyak will assume co-manager responsibilities for Mr. Simnegar’s portion of the fund.

ATIE-19-01 1.885796.123	February 22, 2019